SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 240,872	$ 143,637	$ 81,245
Cost of revenues	61,420	37,040	21,130
Gross profit	179,452	106,597	60,115
Research and development, net	43,393	36,930	22,309
Sales and Marketing	12,811	12,912	12,331
General and administrative	45,509	71,437	10,277
Segment performance	77,739	(14,682)	15,198
Interest income	2,880	1,305	1,059
Financial income (expense), net	(917)	(4,442)	1,389
Profit (loss) before taxes on income	79,710	(17,819)	17,646
Depreciation	3,312	2,551	1,716
Operating Segments
Segment Reporting Information [Line Items]
Revenues	240,872	143,637	81,245
Cost of revenues	61,420	37,040	21,130
Gross profit	179,452	106,597	60,115
Research and development, net	43,393	36,930	22,309
Sales and Marketing	12,811	12,912	12,331
General and administrative	45,509	71,437	10,277
Segment performance	77,739	(14,682)	15,198
Interest income	2,888	1,305	1,059
Financial income (expense), net	(917)	(4,442)	1,389
Profit (loss) before taxes on income	79,710	(17,819)	17,646
Depreciation	3,312	2,551	1,716
Operating Segments | OEM
Segment Reporting Information [Line Items]
Revenues	202,287	121,799	63,290
Cost of revenues	49,314	30,293	15,907
Gross profit	152,973	91,506	47,383
Research and development, net	33,249	28,995	18,362
Sales and Marketing	421	560	337
General and administrative	8,794	5,038	4,767
Segment performance	$ 110,509	$ 56,913	$ 23,917
Interest income
Financial income (expense), net
Profit (loss) before taxes on income
Depreciation	$ 3,296	$ 2,533	$ 1,696
Operating Segments | AM
Segment Reporting Information [Line Items]
Revenues	38,585	21,838	17,955
Cost of revenues	12,080	6,720	5,207
Gross profit	26,505	15,118	12,748
Research and development, net	2,128	1,805	1,627
Sales and Marketing	11,113	7,151	6,133
General and administrative	1,065	904	576
Segment performance	$ 12,199	$ 5,258	$ 4,412
Interest income
Financial income (expense), net
Profit (loss) before taxes on income
Depreciation	$ 16	$ 18	$ 20
Amounts not allocated to segments
Segment Reporting Information [Line Items]
Cost of revenues	$ 26	$ 27	$ 16
Gross profit
Research and development, net	$ 8,016	$ 6,130	$ 2,320
Sales and Marketing	1,277	5,201	5,861
General and administrative	$ 35,650	$ 65,495	$ 4,934
Segment performance
Interest income
Financial income (expense), net
Profit (loss) before taxes on income
Depreciation